5. Fixed Assets	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
5. Fixed Assets

Note 5: Fixed Assets

Fixed assets were comprised of the following as of December 31, 2013. Depreciation is calculated using the straight-line method over a 5 year period.

December 31
Cost:
Computers	1,522
Total	1,522
Less: Accumulated depreciation	228
Property and equipment, net	$1,294